Note 1. Organization and Basis of Presentation	6 Months Ended
Jun. 30, 2016
Notes
Note 1. Organization and Basis of Presentation

Note 1.                        Organization and Basis of Presentation

            The accompanying consolidated financial statements of N-Viro International Corporation (the “Company”) are unaudited but, in management's opinion, reflect all adjustments (including normal recurring accruals) necessary to present fairly such information for the period and at the dates indicated.  The results of operations for the three months ended March 31, 2016 may not be indicative of the results of operations for the year ending December 31, 2016.  Since the accompanying consolidated financial statements have been prepared in accordance with Article 8 of Regulation S-X, they do not contain all information and footnotes normally contained in annual consolidated financial statements; accordingly, they should be read in conjunction with the consolidated financial statements and notes thereto appearing in the Company's Form 10-K for the period ending December 31, 2015.

The financial statements are consolidated as of June 30, 2016, December 31, 2015 and June 30, 2015 for the Company.  All intercompany transactions were eliminated.

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.  There have been no changes in the selection and application of significant accounting policies and estimates disclosed in “Item 8 – Financial Statements and Supplementary Data” of our Annual Report on Form 10-K for the year ended December 31, 2015.

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern.  The Company has negative working capital of approximately $1,867,000 at June 30, 2016, and has incurred recurring losses and negative cash flow from operations for the six months ended June 30, 2016 and years ended December 31, 2015 and 2014.  Moreover, while the Company expects to arrange for financing with lending institutions, there can be no assurances that the Company will have the ability to do so.  The Company has borrowed money from third parties and related parties and expects to be able to generate future cash from the exercises of common stock options and warrants, new debt and equity issuances.  The Company has substantially slowed payments to trade vendors, and has renegotiated payment terms with several existing and prior vendors to lengthen the time and/or reduce the amount of cash to repay these trade payables.  In 2014, 2015 and early 2016, the Company issued new equity for total cash realized of approximately $1.4 million.  In 2013, 2014 and again in 2015, the Company modified all outstanding warrants to enhance their exercisability and realized a total of $246,000 in exercises in 2013 and 2014.  In October 2015, the Company extended the expiration date of all outstanding warrants for exactly one year.  Beginning in March 2014, our operations in Volusia County, Florida, which at the time represented substantially all of our revenue, were voluntarily delayed while the Company employed additional personnel and moved assets to its new site in Bradley, Florida.  When operations resumed in Bradley in June 2014, this reduction in revenue materially reduced available cash to fund current or prior expenses incurred, and has remained at this lower level or decreased over subsequent periods to date.  These factors raise substantial doubt about the Company’s ability to continue as a going concern.  The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

            Certain amounts in the Condensed Consolidated Balance Sheets at December 31, 2015 have been reclassified to conform to the current period presentation.